Share-Based Incentives rollforward (Details) - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year		100,000,000
Shares outstanding, end of year		100,000,000	100,000,000
Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year		274,664	281,768	345,644
Granted			167,202	117,929
Purchased			38,838	18,875
Repurchased		(52,005)	(213,144)	(200,680)
Net expirations and exercises		0	0
Shares outstanding, end of year		222,659	274,664	281,768
Common Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year		0
Granted		7,373
Purchased		2,072
Shares outstanding, end of year		9,445	0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year		0
Granted	[1]	263,214
Shares outstanding, end of year		263,214	0
Restricted Shares | Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year		189,166	179,332	161,810
Granted			167,202	117,929
Purchased			0	0
Repurchased		(29,048)	(129,583)	(100,407)
Expiration of restricted period		(20,298)	(27,785)
Shares outstanding, end of year		139,820	189,166	179,332
Restricted Shares | Common Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year		0
Granted		7,373
Purchased		0
Shares outstanding, end of year		7,373	0
Unrestricted shares | Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year		85,498	102,436	183,834
Granted			0	0
Purchased			38,838	18,875
Repurchased		(22,957)	(83,561)	(100,273)
Exercised		20,298	27,785
Shares outstanding, end of year		82,839	85,498	102,436
Unrestricted shares | Common Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year		0
Granted		0
Purchased		2,072
Shares outstanding, end of year		2,072	0

[1]	For RSUs, the number of grants in the table are shown at the maximum number that can be attained if the performance conditions are fully met for personal and Company performance.